Balances and Transactions With Related Parties and Key Officers	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Balances And Transactions With Related Parties And Key Officers

Note 25:        Balances and Transactions With Related Parties and Key Officer

   a.         Related parties consist of:

• Clal Biotechnologies Industries Ltd.- Parent Company.

• Directors of the Company.

• CureTech Ltd.-Sister Company.

1.        Balances of related parties:
Other Payables
Parent Company (1):

As of December 31, 2020	138
As of December 31, 2021	144

Directors:

As of December 31, 2020	86
As of December 31, 2021	96

2.       Transactions with related parties:

Rental fee:

	Year ended December 31
	2021	2020	2019

Parent Company	469	446	415
Sister Company	-	-	(59)

Professional fee:

	Year ended December 31
	2021	2020	2019

Directors	375	272	249
Parent Company	85	54	52
	460	326	301
Number of Directors	8	8	6

• Not included share based compensation detailed in Note 20.

b. Key Officers:

1.	Balances of Key Officers of the Company

Other Payables
Key Officers of the Company

As of December 31, 2021	353

•	Represents the officer’s gross salary, bonuses and vacation provisions.

2.        Compensation of Key Officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31
	2021	2020	2019
Short-term employee benefits (*)	1,788	1,993	2,533
Share-based compensation	518	467	565

	2,306	2,460	3,098
Number of officers	5	5	7

(*) The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.

In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Medical Officer in the amounts of $ 120, to be paid upon achieving marketing approval in the United States.